Restructuring and Other Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Permanent Capacity Reduction ton	Dec. 31, 2011 Permanent Capacity Reduction ton	Dec. 31, 2011 Workforce Reduction Maine Bucksport Mill Employee	Dec. 31, 2011 Workforce Reduction Minnesota Sartell Mill Employee
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced		193,000	193,000
Workforce reduction				125	175
RestructuringAndOtherRelatedCharges	$ 979